Equity and Earnings per Share	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity and Earnings per Share

Note 6. Equity and Earnings per Share

The registration statement for the Company’s initial public offering (“IPO”) was declared effective on November 24, 2020. On November 30, 2020, the Company consummated its IPO of 34,500,000 units (“IPO Units”), including the issuance of 4,500,000 units as a result of the underwriters’ exercise in full of its over-allotment option, at $10.00 per unit, generating gross proceeds of approximately $345.0 million, and incurring offering costs of approximately $19.7 million, inclusive of approximately $12.1 million in deferred underwriting commissions. Each IPO Unit consisted of one share of the Company’s Class A common stock and one-half of one warrant (“Public Warrant”). Simultaneously with the closing of the IPO, the Company consummated the private placement (the “Private Placement”) of 9,900,000 warrants (“Private Placement Warrant”), at a price of $1.00 per Private Placement Warrant to Sponsor, generating proceeds of $9.9 million.

On July 9, 2021, in connection with the closing of the Business Combination, a number of investors (collectively, the “Subscribers”) purchased an aggregate of 25,000,000 shares of Class A common stock, par value $0.0001 per share (“Class A common stock” and such shares purchased by the Subscribers, the “PIPE Shares”), at a purchase price of $10.00 per share for an aggregate purchase price of $250.0 million in a private placement, pursuant to separate subscription agreements, dated as of January 23, 2021 (collectively, the “Subscription Agreements”). Pursuant to the Subscription Agreements, Sunlight gave certain registration rights to the Subscribers with respect to the PIPE Shares.

Successor Equity

Sunlight has three classes of common stock and no classes of preferred stock. Holders of each of the Class A, Class B, and Class C common stock vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock has one vote on all such matters.

Class A Common Stock — The Company is authorized to issue 420,000,000 shares of Class A common stock with a par value of $0.0001 per share (“Class A Share”). At December 31, 2021 and December 31, 2020, there were 84,803,687 and 34,500,000 shares of Class A common stock issued and outstanding.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share (“Class B Share” or “Founder Share”).

In August 2020, 11,500,000 Founder Shares were issued to Sponsor in exchange for the payment of $25,000 of certain offering costs on behalf of the Company, or approximately $0.002 per share. In October 2020, the Sponsor transferred 50,000 Founder Shares to each of the two independent director nominees at their original purchase price. In November 2020, the Sponsor returned to the Company at no cost an aggregate of 4,312,500 Founder Shares, which the Company cancelled. Also in November 2020, the Company effected a stock dividend on the Class B common stock (which receipt of such dividends was waived by the independent director nominees), resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. At December 31, 2020, there were 8,625,000 shares of Class B common stock issued and outstanding.

There were no shares of Class B common stock issued and outstanding at December 31, 2021. The Company cancelled 1,187,759 shares of Class B common stock upon Closing of the Business Combination in connection with the redemption of 19,227,063 shares of Class A common stock issued in the Initial Public Offering, and the remaining 7,437,241 shares of Class B common stock were automatically converted into Class A common stock at the Business Combination on a one-for-one basis.

The holders of the Founders Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (a) one year after the completion of the Business Combination, (b) the reported last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and similar activity) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, or (c) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Class C Common Stock — The Company is authorized to issue 65,000,000 shares of Class C common stock with a par value of $0.0001 per share (“Class C Common Stock”). At December 31, 2021, there were 47,595,455 shares of Class C common stock issued and outstanding. There were no shares of Class C common stock issued and outstanding at December 31, 2020. Each Class C Share, along with one Class EX Unit, can be exchanged for one Class A Share, subject to certain limitations. Upon exchange, Sunlight redeems and cancels the Class C common stock and Sunlight Financial LLC redeems and cancels the Class EX Unit. Class C Shares have no dividend or liquidation rights, but do have voting rights on a pari passu basis with the Class A Shares.

Preferred Stock — The Company is authorized to issue 35,000,000 shares of preferred stock, par value $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Sunlight’s board of directors. Sunlight’s Board is able, without stockholder approval, to issue Preferred Stock with voting and other rights that could adversely affect the voting power and other rights of the holders of the common stock and could have anti-takeover effects. The Company has not issued any shares of preferred stock.

Warrants — At December 31, 2021, Sunlight has authorized Class A Shares to cover the exercise of the following outstanding warrants on its equity:

	Date of	Exercise Price
Type	Issuance	per Share	Shares
Public Warrants	Nov-20	$11.50	17,250,000
Private Placement Warrants	Nov-20	11.50	9,900,000
Other	Feb-21	7.72	627,780

Refer to Notes 2 and 7 regarding the accounting treatment for warrants and the valuation thereof, respectively.

Public Warrants — Public Warrants may only be exercised for a whole number of shares of common stock. No fractional Public Warrants are issued upon separation of the Units and only whole Public Warrants trade. The Public Warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire upon the earlier of redemption or five years after the completion of the Business Combination. The warrants will become exercisable on November 30, 2021, provided the Company has an effective registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). Notwithstanding the above, if the Company’s shares of Class A common stock are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Private Placement Warrants — The Private Placement Warrants are not redeemable by the Company, subject to certain limited exceptions, so long as they are held by the Sponsor or its permitted transferees. The Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants for cash or on a cashless basis. Except as described in “— Company Redemption of Public Warrants and Private Placement Warrants,” the Private Placement Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability, and exercise period. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

Other Warrants — In February 2021, Sunlight Financial LLC issued a warrant exercisable for 7,000 of its Class A-3 Units at an exercise price of $691.90 per unit. In connection with the Business Combination, Sunlight and the holder of that warrant amended the warrant to permit the holder to exercise its warrant for 627,700 Class A common stock at an exercise price of $7.715 per share. Sunlight reclassified the warrant, historically classified as a liability but no longer exercisable for redeemable equity, as equity at a fair value of $2.5 million just prior to reclassification. Upon Closing of the Business Combination, holders of warrants exercisable in Sunlight Financial LLC’s Class A-1 and A-2 Units exercised their warrants for an aggregate of $2.3 million in cash and 635,641 Class A common shares.

Company Redemption of Public Warrants and Private Placement Warrants — Sunlight may redeem Public Warrants and Private Placement Warrants on terms that vary according to the trading price of its Class A shares.

Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption, or the 30-day redemption period, to each warrant holder; and
●	if, and only if, the reported last sale price of the Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the warrants as described above unless a registration statement under the Securities Act covering the shares of Class A common stock issuable upon exercise of the warrants is effective and a current prospectus relating to those shares of Class A common stock is available throughout the 30-day redemption period. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

The Company has established the last of the redemption criterion discussed above to prevent a redemption call unless there is at the time of the call a significant premium to the warrant exercise price. If the foregoing conditions are satisfied and the Company issues a notice of redemption of the warrants, each warrant holder will be entitled to exercise its warrant prior to the scheduled redemption date. However, the price of the Class A common stock may fall below the $18.00 redemption trigger price (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) as well as the $11.50 (for whole shares) warrant exercise price after the redemption notice is issued.

Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00 — Once the warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part;
●	at a price of $0.10 per warrant, provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Class A common stock determined in part by the redemption date and the “fair market value” of the Class A common stock except as otherwise described below;
●	upon a minimum of 30 days’ prior written notice to each warrant holder; and
●	if, and only if, the reported last sale price of the Class A common stock equals or exceeds $10.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends notice of redemption to the warrant holders.

The “fair market value” of the Class A common stock for the purpose of the redemption terms above is the average reported last sale price of the Class A common stock for the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable on a cashless basis in connection with this redemption feature for more than 0.361 shares of Class A common stock per whole warrant (subject to adjustment). This redemption feature differs from the typical warrant redemption features.

Predecessor Equity

Prior to the Business Combination, interests in Sunlight Financial LLC’s partnership equity consists of members’ preferred and subordinated units. Sunlight Financial LLC did not have a specific number of preferred or subordinated units authorized at December 31, 2020, but retained the corporate authority to issue sufficient units to meet its obligations. In addition to its partnership equity, Sunlight Financial LLC issued warrants, profits interests, and other economic interests as part of its long-term incentive plan. Upon the closing of the Business Combination, Sunlight became the managing member of Sunlight Financial LLC, which replaced its equity with common equity in the form of Class X units issued to Sunlight and Class EX Units issued to certain selling unitholders according to the Business Combination Agreement.

Temporary Equity Activities — Activities related to interests in Sunlight Financial LLC’s partnership equity units considered temporary equity were as follows:

	Class A-3	Class A-2	Class A-1
Month of Issuance	Units	Units	Units
Units at December 31, 2019 (Predecessor)	326,428	195,973	256,966
March 2020	11,768	7,065	9,264
June 2020	12,193	7,320	9,598
September 2020	12,771	7,667	10,053
December 2020	13,235	7,947	10,421
	49,967	29,999	39,336
Units at December 31, 2020 (Predecessor)	376,395	225,972	296,302
March 2021	13,457	8,079	10,593
June 2021	14,094	8,461	11,094
July 2021	1,444	867	1,137
	28,995	17,407	22,824
Units at July 9, 2021 (Predecessor)	405,390	243,379	319,126

Preferred Units — Prior to the Business Combination, the Class A-1, A-2 and A-3 Units (collectively, the “Class A Units”) were the most senior classes of equity units of Sunlight Financial LLC and represented convertible preferred securities that earn a preferred return. Sunlight Financial LLC’s board of directors elected to pay the preferred return by issuing additional Class A Units equal to 14.5%, on an annualized basis, of the members’ outstanding Class A Units (“Class A PIK Units”). At the Closing of the Business Combination, holders of Preferred Units sold certain Class A-2 Units and Class A-3 Units to wholly-owned subsidiaries of Sunlight in exchange for cash and Class A Shares while remaining Class A Unitholders received cash and Class EX Units.

Subordinated Units — Prior to the Business Combination, the Class B Units were a class of equity units subordinate to Class A Units with regard to liquidation, and Sunlight’s payment of the preferred return to the Class A Units, in Class A PIK Units, diluted Class B Units’ interests in Sunlight’s equity. No Class B Units were issued, redeemed, or cancelled during the period January 1, 2021 through July 9, 2021 or the year ended December 31, 2020. At the Closing of the Business Combination, holders of Class B Units exchanged their Class B Units for cash and Class EX Units.

Other Interests — Prior to the Business Combination, Sunlight had issued the following subordinated interests upon conversion of equity-based compensation awards upon vesting.

Class C Units — Sunlight Financial LLC had issued Class C Units that did not have voting rights or certain other equity-like features, were subordinate to the Class A Units and Class B Units, and only received distributions from Sunlight Financial LLC’s profits, based on the total number of outstanding units at such time, after Sunlight Financial LLC distributed the liquidation preference of Class A Units. At the Closing of the Business Combination, which occurred at a price above the Threshold Equity Value of each equity award, holders of vested Class C Units received cash and Class EX Units. Holders of unvested Class C Units received awards of Class C Shares, Class EX Units, and cash subject to time vesting.

LTIP Units — In February 2016, Sunlight Financial LLC established a program pursuant to which it granted units to certain employees in a long-term incentive plan. In December 2017, Sunlight Financial LLC, at the direction of its board of directors, amended and restated its long-term incentive plan to provide clarity around certain items and to allow for the issuance of various classes of LTIP Units. All LTIP units issued between February 2018 and the Closing Date of the Business Combination were economically equivalent to corresponding classes of Class C units. At the Closing of the Business Combination, holders of vested LTIP Units received cash and Class A Shares. Holders of unvested LTIP Units received awards of Class A Shares and cash subject to time vesting.

Non-Controlling Interests in Consolidated Subsidiaries — These amounts relate to equity interests in Sunlight’s consolidated, but not wholly-owned subsidiaries, which are held by the Class EX unitholders.

The Sunlight Financial LLC portion of non-controlling interests is computed as follows:

Successor
For the Period
July 10, 2021
to December
31, 2021
Sunlight Financial LLC net income (loss) before income taxes	$(249,993)
Sunlight Financial LLC as a percent of total(a)	35.0%
Sunlight Financial LLC net income (loss) attributable to the Class EX unitholders	$(87,528)
(a)	Represents the weighted average percentage of total Sunlight shareholders’ net income (loss) in Sunlight Financial LLC attributable to the Class EX unitholders.

The following discloses the effects of changes in Sunlight’s ownership interest in Sunlight Financial LLC on Sunlight’s equity:

Successor
For the Period
July 10, 2021
to December
31, 2021
Transfers (to) from non-controlling interests:
Increase in Sunlight's shareholders' equity for the delivery of Class EX Units primarily in connection with vested provisionally-vested Class EX Units	$30,379
Dilution impact of equity transactions	30,379
Net income (loss) attributable to Class A shareholders	(159,556)
Change from transfers (to) from non-controlling interests and from net income (loss) attributable to Class A shareholders	$(129,177)

Equity-Based Compensation — On June 17, 2021, the board of directors of the Company adopted the Sunlight Financial Holdings Inc. 2021 Equity Incentive Plan (the “Equity Plan”) and the Sunlight Financial Holdings Inc. Employee Stock Purchase Plan (the “ESPP” and together with the Equity Plan, the “Plans”), which the Company’s stockholders approved on July 8, 2021. Refer to Note 11 for recent activities concerning the Plans.

Sunlight has granted the following outstanding awards (“Compensation Awards”) to certain employees and members of Sunlight’s Board at December 31, 2021:

	Service (in Years)(b)
Award Class(a)	Minimum	Maximum	Awards(c)
Provisionally-Vested Class A Shares	1.9	3.6	337,193
Provisionally-Vested Class EX Units	1.9	1.9	974,447
Director RSUs	1.0	1.0	75,000
Employee RSUs	3.0	4.0	2,136,129
			3,522,769
(a)	All awards subject solely to time-based vesting.
(b)	At time of grant.
(c)	Net of fully vested awards.

Compensation Unit Activities — Activities related to Sunlight’s equity-based compensation were as follows:

Successor

	Provisionally-Vested				RSUs
	Class A Shares		Class EX Units		Directors		Employees
	Per Share	Shares	Per Unit	Units	Per Unit	Units	Per Unit	Units
July 9, 2021 (Successor)	$—	—	$—	—	$—	—	$—	—
Issued	9.46	512,227	9.46	1,379,401	9.46	75,000	9.00	2,285,417
Vested	9.46	(78,296)	9.46	(355,596)	—	—	—	—
Forfeited or Cancelled	9.46	(96,738)	9.46	(49,358)	—	—	9.46	(149,288)
December 31, 2021 (Successor)	9.46	337,193	9.46	974,447	9.46	75,000	8.97	2,136,129

Predecessor

	Class C		LTIP
	Per		Per
	Unit	Units	Unit	Units
December 31, 2019 (Predecessor)	$14.45	237,318	$19.54	64,046
Issued	23.62	1,205	23.62	14,678
Converted to Class C-1 Units	20.11	(1,095)	40.19	(1,607)
Converted to Class C-2 Units	11.12	(3,025)	17.36	(3,613)
Forfeited	—	—	18.61	(2,444)
December 31, 2020 (Predecessor)	14.51	234,403	20.06	71,060

December 31, 2020 (Predecessor)	$14.51	234,403	$20.06	71,060
Converted to Class C-1 Units	16.19	(181)	18.96	(377)
Converted to Class C-2 Units	11.12	(1,513)	15.64	(1,285)
July 9, 2021 (Predecessor)	14.53	232,709	20.14	69,398

Unrecognized Compensation Expense — At December 31, 2021, Sunlight has not yet recognized compensation expense for the following awards, all of which are subject solely to time-based service vesting conditions:

Type	Weighted Average	Awards	Amount
Provisionally-Vested Class A Shares	1.2 years	337,193	$3,101
Provisionally-Vested Class EX Units	0.7 years	974,447	9,218
Director RSUs	0.3 years	75,000	367
Employee RSUs	1.6 years	2,136,129	16,641
		3,522,769	$29,327

Refer to Notes 2 and 7 regarding the accounting treatment for compensation units and the valuation thereof.

Earnings (Loss) Per Share — Sunlight is required to present both basic and diluted earnings per share (“EPS”). Basic EPS is calculated by dividing net income by the weighted average number of shares of common stock outstanding. Diluted EPS is computed by dividing net income by the weighted average number of shares of common stock outstanding plus the additional dilutive effect, if any, of common stock equivalents during each period. Sunlight does not present earnings per unit of Sunlight Financial LLC, Sunlight’s accounting predecessor, for periods prior to the Business Combination.

Sunlight’s potentially dilutive equity instruments fall primarily into two general categories: (i) instruments that Sunlight has issued as part of its compensation plan, and (ii) ownership interests in Sunlight’s subsidiary, Sunlight Financial LLC, that are owned by the Class EX unitholders (except the RSUs) and are convertible into Class A shares. Based on the rules for calculating earnings per share, there are two general ways to measure dilution for a given instrument: (a) calculate the net number of shares that would be issued assuming any related proceeds are used to buy back outstanding shares (the treasury stock method), or (b) assume the gross number of shares are issued and calculate any related effects on net income available for shareholders (the if-converted and two-class methods). Sunlight has applied these methods as prescribed by the rules to each of its outstanding equity instruments as shown below.

The following table summarizes the basic and diluted earnings per share calculations:

Successor
For the Period
July 10, 2021
to December
31, 2021
Net Income (Loss) Per Class A Shareholders, Basic
Net income (loss) available to Class A shareholders	$(158,573)
Total weighted average shares outstanding	84,824,109
Net Income (Loss) Per Class A Shareholders, Basic	$(1.87)

Net Income (Loss) Per Class A Shareholders, Diluted
Net income (loss) available to Class A shareholders	$(158,573)
Total weighted average shares outstanding	84,824,109
Net Income (Loss) Per Class A Shareholders, Diluted	$(1.87)

Net income (loss) available to Class A shareholders
Net Income (Loss)	$(247,084)
Noncontrolling interests in loss of consolidated subsidiaries	87,528
Other weighting adjustments	983
Net Income (Loss) Attributable to Class A Shareholders	(158,573)
Noncontrolling interests in income (loss) of Sunlight Financial LLC, net of assumed corporate income taxes at enacted rates, attributable to Class EX units exchangeable into Sunlight Financial Holdings Inc. Class A shares(a)	—
Net income (loss) available to Class A shareholders, diluted	$(158,573)

Weighted Average Units Outstanding
Class A shares outstanding	84,824,109
Class EX units exchangeable into Sunlight Financial Holdings Inc. Class A shares(a)	—
Incremental Class A Shares attributable to dilutive effect of warrants(b)	—
Total weighted average shares outstanding, diluted	84,824,109
(a)	The Class EX Units not held by Sunlight (that is, those held by noncontrolling interests) are exchangeable into Class A Shares on a one-to-one basis. These units are not included in the computation of basic earnings per share. These units enter into the computation of diluted net income (loss) per Class A share when the effect is dilutive using the if-converted method. To the extent charges, particularly tax related charges, are incurred by Sunlight Financial Holdings Inc., the effect may be anti-dilutive.
(b)	Sunlight uses the treasury stock method to determine the dilutive effect, if any, of warrants exercisable in Sunlight’s Class A Shares. Such warrants were out-of-the-money during the Successor period.

The Class C Shares have no net income (loss) per share as they do not participate in Sunlight’s earnings (losses) or distributions. Sunlight determined the presentation of earnings per unit during the predecessor periods is not meaningful. Therefore, the earnings per unit information has not been presented for the predecessor periods.

The following table summarizes the weighted-average potential common shares excluded from diluted loss per common share as their effect would be anti-dilutive:

Successor
For the Period
July 10, 2021
to December
Common Shares From	31, 2021
Class EX Units	46,354,679
Warrants(a)	27,150,000
Other warrants	627,780
Unvested Class EX Units	1,240,776
RSUs(b)	2,085,501
77,458,736
(a)	Includes Public Warrants and Private Placement Warrants.
(b)	Includes RSUs awards to directors and employees.

There were no dividends declared for Sunlight’s Class A common stock during the period July 10, 2021 through December 31, 2021.